Other Income - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified		1 Months Ended
	Dec. 31, 2013 Store	Dec. 31, 2012 Wenzhou Nepstar Store
Components of Other Operating Income [Line Items]
Number of retail drugstores	2,066	8
Cash consideration from sale of assets		2,200
Gain from sale of assets		1,480